Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies (Textual)
Remaining commitments related to drug manufacturing, clinical study management and safety				$ 3,200,000
Deposits related to study initiation				4,300,000
Rent expense				$ 39,000		$ 41,400
Head Office [Member]
Commitments and Contingencies (Textual)
Lease rent for office space term				1 year
Lease rent for office space				$ 2,400
Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space				1,900
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 62,000	$ 47,000	$ 192,000		$ 193,000
CAD [Member] | Administrative Offices [Member]
Commitments and Contingencies (Textual)
Lease rent for office space				$ 2,500